Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361

March 24, 2023

Rebecca Marquigny

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Advisors Disciplined Trust 2166 (the “Fund”)

(File No. 333-269281) (CIK# 1955202)

Ms. Marquigny:

Transmitted herewith on behalf of Advisors Asset Management, Inc. (the “Sponsor”), depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the 60/40 Asset Allocation Portfolio, a unit investment trust of the Fund (the “Trust”). The Trust is anticipated to have an approximately 15 month term with an anticipated inception date of April 25, 2023 and an anticipated termination date of July 25, 2024. The Trust anticipates to have monthly distributions.

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on January 18, 2023. We received comments from the staff of the Commission in a telephone conversation with Rebecca Marquigny on February 21, 2023 requesting that we make certain changes to the Registration Statement. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff. The following are our responses to the staff’s comments:

Comment 1. The comment requested that the Trust consider reviewing the COVID-19 risk disclosure to determine if it remains relevant and consistent with present risk assessments. The prospectus has been revised in accordance with the staff’s comment.

Comment 2. The comment requested that the Trust explain the language in the fourth sentence of the third paragraph under “Understanding Your Investment – How to Buy Units – Sales Fee” using examples. The comment also requested an explanation of why it is reflected as 0.00% in the “Fees and Expenses” table. In accordance with the staff’s comment, disclosure has been added to the section entitled “Understanding Your Investment – How to Buy Units – Sales Fee.” The initial sales fee is reflected as 0.00% in the “Fees and Expenses” table because that is the initial sales fee at a $10 public offering price which is the unit price at the Trust’s inception. This is described both under “Understanding Your Investment – How to Buy Units – Sales Fee” and in the disclosure under the “Fees and Expenses” table in the prospectus.

Comment 3. The comment requested an explanation of the language in the last two sentences of the third paragraph “Understanding Your Investment – How to Buy Units – Sales Fee.” Specifically, the staff requested an explanation of who receives the deferred sales fee, over how many months the Trust pays the deferred sales fee and what it means to “pay the remaining” amount. As described in this prospectus, the Trust’s sponsor receives the sales fee including the deferred sales fee, however distribution firms may receive a part of the sales fee when they sell units as described in the prospectus under “Understanding Your Investment – How the Trust Works – How We Distribute Units.” The deferred sales fee is paid in three equal monthly installments on the dates shown in the prospectus under

.

“Investment Summary – Fees and Expenses”. For the Trust those dates are August 20, 2023, September 20, 2023 and October 20, 2023. As described in the prospectus, because these payments occur between approximately four to eight months into the Trust’s life, if a unitholder redeemed units prior to the final deferred sales fee date, the unitholder will any remaining deferred sales fee at the time they redeem units. For example, if a unitholder redeemed units of the Trust on September 30, 2023, they would pay $0.045 in remaining deferred sales fees at the time they redeemed units.

Comment 4. The comment requested that the Trust review the London Interbank Offered Rate (“LIBOR”) risk disclosure and consider appropriate updates for the transition from LIBOR to the Secured Overnight Financing Rate (“SOFR”). In accordance with the staff’s comment, disclosure has been added to the section entitled “Understanding Your Investment – Investment Risks – Senior Loans.”

Comment 5. The comment requested that if the Trust’s exposure to covenant-lite loans will be significant, then the Trust consider providing more substantial disclosure on the relative gravity of the risk posed by covenant-lite loans. The Sponsor has determined that exposure by the Trust to covenant-lite loans will not be significant. However, disclosure has been added on covenant-lite loans under “Understanding Your Investment – Investment Risks—Covenant-Lite Loans” in accordance with the staff’s comment.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on April 25, 2023, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under Investment Company Act File No. 811-21056 for Advisors Disciplined Trust are intended to be applicable to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

       Chapman and Cutler LLP